                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09915

                           Small-Cap Growth Portfolio
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 98.3%

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.2%

Armor Holdings, Inc.(1)                                          6,500   $         221,000
Ceradyne, Inc.(1)                                                4,550             162,753
United Defense Industries, Inc.(1)                               5,800             203,000
------------------------------------------------------------------------------------------
                                                                         $         586,753
------------------------------------------------------------------------------------------

AIRLINES -- 1.2%

AirTran Holdings, Inc.(1)                                        6,750   $          95,445
EGL, Inc.(1)                                                     8,700             231,420
------------------------------------------------------------------------------------------
                                                                         $         326,865
------------------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                              5,600   $         133,336
------------------------------------------------------------------------------------------
                                                                         $         133,336
------------------------------------------------------------------------------------------

APPLIANCES -- 0.2%

Applica, Inc.(1)                                                 6,200   $          55,180
------------------------------------------------------------------------------------------
                                                                         $          55,180
------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%

Bandag, Inc.                                                     1,800   $          80,154
Jarden Corp.(1)                                                  4,000             143,960
Pep Boys - Manny, Moe & Jack (The)                               6,950             176,182
------------------------------------------------------------------------------------------
                                                                         $         400,296
------------------------------------------------------------------------------------------

BANKS -- 1.1%

Hanmi Financial Corp.                                            6,700   $         197,650
PrivateBancorp, Inc.                                             3,400              93,364
------------------------------------------------------------------------------------------
                                                                         $         291,014
------------------------------------------------------------------------------------------

BEVERAGES -- 1.1%

Cott Corp.(1)                                                    9,400   $         304,560
------------------------------------------------------------------------------------------
                                                                         $         304,560
------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 3.6%

Brink's Co. (The)                                                4,800   $         164,400
CheckFree Corp.(1)                                               4,000             120,000
Corporate Executive Board Co., (The)                             4,300             248,497
Corrections Corp. of America(1)                                  4,600             181,654
Dendrite International, Inc.(1)                                  5,400             100,332
Heidrick & Struggles International, Inc.(1)                      5,500   $         163,240
------------------------------------------------------------------------------------------
                                                                         $         978,123
------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 3.4%

Ameristar Casinos, Inc.                                          3,900   $         130,962
Boyd Gaming Corp.                                                2,800              74,396
Scientific Games Corp.(1)                                        8,100             155,034
Shuffle Master, Inc.(1)                                          9,800             355,838
Station Casinos, Inc.                                            4,300             208,120
------------------------------------------------------------------------------------------
                                                                         $         924,350
------------------------------------------------------------------------------------------

CHEMICALS -- 0.5%

Cabot Corp.                                                      3,500   $         142,450
------------------------------------------------------------------------------------------
                                                                         $         142,450
------------------------------------------------------------------------------------------

COAL -- 1.4%

CONSOL Energy, Inc.                                              5,250   $         189,000
Massey Energy Co.                                                6,900             194,649
------------------------------------------------------------------------------------------
                                                                         $         383,649
------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 2.3%

Alliance Data Systems Corp.(1)                                   6,100   $         257,725
CoStar Group, Inc.(1)                                            1,556              71,467
Intersections, Inc.(1)                                          12,200             292,678
------------------------------------------------------------------------------------------
                                                                         $         621,870
------------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 2.8%

PalmOne, Inc.(1)                                                18,500   $         643,245
Research in Motion Ltd.(1)                                       1,800             123,192
------------------------------------------------------------------------------------------
                                                                         $         766,437
------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.4%

Activision, Inc.(1)                                             14,000   $         222,600
Kronos, Inc.(1)                                                  3,800             156,560
------------------------------------------------------------------------------------------
                                                                         $         379,160
------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.8%

Alderwoods Group, Inc.(1)                                        5,000   $          61,000
Regis Corp.                                                      3,200             142,688
------------------------------------------------------------------------------------------
                                                                         $         203,688
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.4%

SCP Pool Corp.                                                   2,300   $         103,500
------------------------------------------------------------------------------------------
                                                                         $         103,500
------------------------------------------------------------------------------------------

DRUGS -- 5.9%

AtheroGenics, Inc.(1)                                            4,300   $          81,829
Bone Care International, Inc.(1)                                 4,700             110,074
Elan Corp. PLC ADR(1)                                            6,700             165,758
EPIX Medical, Inc.(1)                                            9,300             196,230
Eyetech Pharmaceuticals, Inc.(1)                                 4,300             184,556
Idexx Laboratories, Inc.(1)                                      2,100             132,174
Immucor, Inc.(1)                                                 7,300             237,615
Nabi Biopharmaceuticals(1)                                      16,900             240,318
Perrigo Co.                                                      8,600             163,142
Pharmion Corp.(1)                                                  100               4,800
Salix Pharmaceuticals Ltd.(1)                                    2,300              75,785
------------------------------------------------------------------------------------------
                                                                         $       1,592,281
------------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 3.2%

Blackboard, Inc.(1)                                              7,200   $         144,360
Career Education Corp.(1)                                        3,100             141,236
Laureate Education, Inc.(1)                                      5,300             202,672
Strayer Education, Inc.                                          2,100             234,297
Universal Technical Institute, Inc.(1)                           3,700             147,926
------------------------------------------------------------------------------------------
                                                                         $         870,491
------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 2.0%

Ametek, Inc.                                                     3,600   $         111,240
Littelfuse, Inc.(1)                                              3,200             135,712
Rogers Corp.(1)                                                  2,100             146,790
Thomas and Betts Corp.                                           5,000             136,150
------------------------------------------------------------------------------------------
                                                                         $         529,892
------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.7%

Cyberoptics Corp.(1)                                             3,100   $          80,538
Woodward Governor Co.                                            1,400             100,954
------------------------------------------------------------------------------------------
                                                                         $         181,492
------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%

Pixelworks, Inc.(1)                                              4,700   $          72,004
Silicon Image, Inc.(1)                                          17,700             232,401
Silicon Laboratories, Inc.(1)                                    1,200              55,620
------------------------------------------------------------------------------------------
                                                                         $         360,025
------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.7%

WMS Industries, Inc.(1)                                          6,100   $         181,780
------------------------------------------------------------------------------------------
                                                                         $         181,780
------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.5%

Euronet Worldwide, Inc.(1)                                       9,500   $         219,735
First Marblehead Corp., (The)(1)                                 5,000             201,300
------------------------------------------------------------------------------------------
                                                                         $         421,035
------------------------------------------------------------------------------------------

FOOD - WHOLESALE/DISTRIBUTION -- 0.7%

United Natural Foods, Inc.(1)                                    7,000   $         202,370
------------------------------------------------------------------------------------------
                                                                         $         202,370
------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.2%

Corn Products International, Inc.                                4,500   $         209,475
Pilgrim's Pride Corp.                                            8,800             254,672
Smithfield Foods, Inc.(1)                                        4,700             138,180
------------------------------------------------------------------------------------------
                                                                         $         602,327
------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.7%

Accredo Health, Inc.(1)                                          3,900   $         151,905
Covance, Inc.(1)                                                 9,100             351,078
LCA-Vision, Inc.(1)                                              5,700             166,041
LifePoint Hospitals, Inc.(1)                                     5,650             210,293
Sierra Health Services(1)                                        3,500             156,450
United Surgical Partners International, Inc.(1)                  5,650             223,006
VCA Antech, Inc.(1)                                              6,300             282,366
WellCare Health Plans, Inc.(1)                                     500               8,500
------------------------------------------------------------------------------------------
                                                                         $       1,549,639
------------------------------------------------------------------------------------------

HOTELS -- 0.8%

Choice Hotels International, Inc.                                4,600   $         230,736
------------------------------------------------------------------------------------------
                                                                         $         230,736
------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.3%

Chattem, Inc.(1)                                                 4,800   $         138,576
Design Within Reach, Inc.(1)                                     4,100              67,363
Rayovac Corp.(1)                                                 5,000             140,500
------------------------------------------------------------------------------------------
                                                                         $         346,439
------------------------------------------------------------------------------------------

INSURANCE -- 0.6%

Triad Guaranty, Inc.(1)                                          2,700   $         157,140
------------------------------------------------------------------------------------------
                                                                         $         157,140
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                  SHARES         VALUE
------------------------------------------------------------------------------------------
INTERNET - SOFTWARE -- 2.8%

Akamai Technologies, Inc.(1)                                    23,900   $         429,005
eResearch Technology, Inc.(1)                                    4,050             113,400
F5 Networks, Inc.(1)                                             4,550             120,484
TIBCO Software, Inc.(1)                                         12,400             104,780
------------------------------------------------------------------------------------------
                                                                         $         767,669
------------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%

Ask Jeeves, Inc.(1)                                              6,700   $         261,501
CNET Networks, Inc.(1)                                           7,300              80,811
------------------------------------------------------------------------------------------
                                                                         $         342,312
------------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.9%

Blue Nile, Inc.(1)                                               5,400   $         203,094
eCollege.com, Inc.(1)                                            2,900              46,400
Overstock.com, Inc.(1)                                           3,900             152,412
Websense, Inc.(1)                                                3,100             115,413
------------------------------------------------------------------------------------------
                                                                         $         517,319
------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.4%

Greenhill and Co., Inc.(1)                                       4,700   $          98,277
------------------------------------------------------------------------------------------
                                                                         $          98,277
------------------------------------------------------------------------------------------

MACHINERY -- 0.3%

IDEX Corp.                                                       2,700   $          92,745
------------------------------------------------------------------------------------------
                                                                         $          92,745
------------------------------------------------------------------------------------------

MANUFACTURING -- 0.5%

Fleetwood Enterprises, Inc.(1)                                   9,400   $         136,770
------------------------------------------------------------------------------------------
                                                                         $         136,770
------------------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS -- 3.4%

ImClone Systems, Inc.(1)                                         4,300   $         368,897
Martek Biosciences, Corp.(1)                                     7,850             440,935
Serologicals Corp.(1)                                            5,900             117,941
------------------------------------------------------------------------------------------
                                                                         $         927,773
------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 10.4%

Abiomed, Inc.(1)                                                 7,800   $          98,124
Advanced Medical Optics, Inc.(1)                                 2,200              93,654
Align Technology, Inc.(1)                                        3,000              57,000
Aspect Medical Systems, Inc.(1)                                  9,600             177,312
Celgene Corp.(1)                                                 4,850   $         277,711
Cooper Cos., Inc.                                                2,300             145,291
Cytyc Corp.(1)                                                  11,000             279,070
Dade Behring Holdings, Inc.(1)                                   4,900             232,848
DENTSPLY International, Inc.                                     2,700             140,670
Given Imaging Ltd.(1)                                           11,100             393,051
Haemonetics Corp.(1)                                             6,100             180,865
Hologic, Inc.(1)                                                 5,100             118,575
Kyphon, Inc.(1)                                                 17,900             504,422
NuVasive, Inc.(1)                                                2,800              30,548
Wright Medical Group, Inc.(1)                                    3,100             110,360
------------------------------------------------------------------------------------------
                                                                         $       2,839,501
------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%

Simpson Manufacturing Co., Inc.                                  1,450   $          81,374
------------------------------------------------------------------------------------------
                                                                         $          81,374
------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.3%

Atwood Oceanics, Inc.(1)                                         2,400   $         100,200
CARBO Ceramics, Inc.                                             3,800             259,350
------------------------------------------------------------------------------------------
                                                                         $         359,550
------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 5.4%

Cabot Oil & Gas Corp.                                            2,400   $         101,520
Denbury Resources, Inc.(1)                                      11,700             245,115
Harvest Natural Resources, Inc.(1)                               7,400             110,334
Houston Exploration Co.(1)                                       1,800              93,312
Newfield Exploration Co.(1)                                      1,850             103,119
Quicksilver Resources, Inc.(1)                                   6,700             449,369
Swift Energy Co.(1)                                              6,300             138,978
Tesoro Petroleum Corp.(1)                                        2,900              80,040
Vintage Petroleum, Inc.                                          8,700             147,639
------------------------------------------------------------------------------------------
                                                                         $       1,469,426
------------------------------------------------------------------------------------------

RETAIL -- 7.2%

American Eagle Outfitters(1)                                     4,700   $         135,877
Cabela's, Inc., Class A(1)                                       9,100             245,245
Gander Mountain Co.(1)                                          10,200             234,090
Guitar Center, Inc.(1)                                           4,200             186,774
J. Jill Group, Inc.(1)                                           4,000              94,360
NBTY, Inc.(1)                                                    6,300             185,157
Nu Skin Enterprises, Inc. Class A                                5,500             139,260

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
PETsMART, Inc.                                                   4,700   $         152,515
Polo Ralph Lauren Corp., Class A                                 3,000             103,350
Select Comfort Corp.(1)                                          7,600             215,840
Urban Outfitters, Inc.(1)                                        4,200             255,822
------------------------------------------------------------------------------------------
                                                                         $       1,948,290
------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.1%

Buffalo Wild Wings, Inc.(1)                                        800   $          22,120
------------------------------------------------------------------------------------------
                                                                         $          22,120
------------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.0%

FileNET Corp.(1)                                                 3,300   $         104,181
Hyperion Solutions Corp.(1)                                      5,000             218,600
Paxar Corp.(1)                                                   6,600             128,832
Salesforce.com, Inc.(1)                                          6,200              99,634
Verint Systems, Inc.(1)                                          7,600             260,072
------------------------------------------------------------------------------------------
                                                                         $         811,319
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 3.8%

Alvarion Ltd.(1)                                                 7,800   $         103,584
American Tower Corp., Class A(1)                                15,800             240,160
Andrew Corp.(1)                                                 14,500             290,145
Rogers Wireless Communications, Inc., Class B(1)                 3,500              94,675
SpectraSite, Inc.(1)                                             3,100             133,982
Viasat, Inc.(1)                                                  7,000             174,650
------------------------------------------------------------------------------------------
                                                                         $       1,037,196
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.1%

NII Holdings, Inc., Class B(1)                                  17,200   $         579,468
------------------------------------------------------------------------------------------
                                                                         $         579,468
------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.1%

Hub Group, Inc., Class A(1)                                      2,900   $          98,890
JB Hunt Transport Services, Inc.                                 2,900             111,882
Landstar System, Inc.(1)                                         2,700             142,749
Old Dominion Freight Line(1)                                     5,250             154,770
Overseas Shipholding Group                                       2,800             123,564
Teekay Shipping Corp.                                            2,600   $          97,188
UTI Worldwide, Inc.                                              2,300             121,187
------------------------------------------------------------------------------------------
                                                                         $         850,230
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,602,280)                                         $      26,708,217
------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)     VALUE
------------------------------------------------------------------------------------------
Investors Bank & Trust Company
Time Deposit, 1.44%, 7/1/04                          $             436   $         436,000
------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $436,000)                                         $         436,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $24,038,280)                                         $      27,144,217
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                   $          37,980
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $      27,182,197
------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)   Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $24,038,280)                     $    27,144,217
Receivable for investments sold                                                  508,861
Interest and dividends receivable                                                  3,336
Tax reclaim receivable                                                               238
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    27,656,652
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $       377,331
Payable to affiliate for Trustees' fees                                               15
Due to bank                                                                       71,869
Accrued expenses                                                                  25,240
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       474,455
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $    27,182,197
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $    24,076,265
Net unrealized appreciation (computed on the basis of identified cost)         3,105,932
----------------------------------------------------------------------------------------
TOTAL                                                                    $    27,182,197
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $354)                                   $        23,115
Interest                                                                           5,563
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $        28,678
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       103,106
Custodian fee                                                                     38,781
Legal and accounting services                                                     16,380
Miscellaneous                                                                      2,902
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       161,169
----------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $            11
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            11
----------------------------------------------------------------------------------------

NET EXPENSES                                                             $       161,158
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $      (132,480)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $       769,615
   Foreign currency transactions                                                    (411)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $       769,204
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    (1,241,895)
   Foreign currency                                                                  (50)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (1,241,945)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $      (472,741)
----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                               $      (605,221)
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004       YEAR ENDED
                                                (UNAUDITED)         DECEMBER 31, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                          $        (132,480)  $        (235,922)
   Net realized gain from investments
      and foreign currency transactions                   769,204           3,041,595
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                             (1,241,945)          3,620,155
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $        (605,221)  $       6,425,828
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       4,502,167   $      10,063,797
   Withdrawals                                         (4,634,454)         (8,329,021)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                    $        (132,287)  $       1,734,776
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $        (737,508)  $       8,160,604
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                          $      27,919,705   $      19,759,101
-------------------------------------------------------------------------------------
AT END OF PERIOD                                $      27,182,197   $      27,919,705
-------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA


                                                        SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004         -------------------------------------------------
                                                        (UNAUDITED)              2003         2002        2001        2000(1)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                     1.18%(2)        1.23%        1.18%        1.23%        2.22%(2)
   Net expenses after custodian fee reduction                       1.18%(2)        1.23%        1.18%        1.23%        2.07%(2)
   Net investment loss                                             (0.97)%(2)      (1.01)%      (0.91)%      (0.88)%      (1.58)%(2)
Portfolio Turnover                                                   156%            308%         225%         117%          89%
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                      (1.97)%         31.20%      (33.36)%     (23.80)%         --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $         27,182      $   27,920   $   19,759   $   19,058   $    6,535
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                                                2.96%(2)
   Expenses after custodian fee reduction                                                                                  2.81%(2)
   Net investment loss                                                                                                    (2.32)%(2)
-------------------------------------------------------------------------------------------------------------------------------


(1) For the period from the start of business, May 1, 2000, to December 31, 2000.
(2) Annualized.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Small-Cap Growth Fund held an approximate 54.2% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 31.2%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $103,106. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $41,237,218 and $41,183,791, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                    $    24,038,280
   -------------------------------------------------
   Gross unrealized appreciation     $     3,431,736
   Gross unrealized depreciation            (325,799)
   -------------------------------------------------
   NET UNREALIZED APPRECIATION       $     3,105,937
   -------------------------------------------------

   The net unrealized depreciation of foreign currency at June 30, 2004 was $5.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is 19Small-Cap Growth Portfolio as of June 30, 2004 payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $71,869.

INVESTMENT MANAGEMENT

SMALL-CAP GROWTH PORTFOLIO

               OFFICERS

               Duncan W. Richardson

               President

               Toni Y. Shimura

               Vice President and Portfolio

               Manager

               William J. Austin, Jr.

               Treasurer

               Alan R. Dynner

               Secretary

               TRUSTEES

               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP GROWTH PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------